RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Balances	Related party balances as of June 30, 2016 consisted of:
	June 30, 2016	June 30, 2015

Due to related party
Bluesky LLC	$464,000	-
	$464,000	-

Schedule of Related Party Transactions

Related party transactions for the years ended June 30, 2016 and 2015 consisted of:

	For the years ended
	June 30, 2016	June 30, 2015
Amount lent to owners
Dongsheng International Investment Group Co., Ltd	$-	$13,148,677
Dongsheng international investment Ltd (HK)	-	8,419,721
	$-	$21,568,398

Amount repaid from owners
Dongsheng International Investment Group Co., Ltd	$-	$30,474,032
Dongsheng international investment Ltd (HK)	-	10,628,558
Wang Hong	-	6,517,312
	$-	$47,619,902

Amount repaid to owners
Wang Hong	$-	$244,399
Tian Wenjun	-	175,917
	$-	$420,316

Amount borrowed from owners
Wang Hong	$-	$16,293
Tian Wenjun	-	24,440
	$-	$40,733

Share repurchase
Bluesky LLC	17,464,000	-
	$17,464,000	$-

Convertible debt
Bluesky LLC	8,500,000	-
	$8,500,000	$-